UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934.
For the monthly distribution period from January 1, 2024 to January 31, 2024
Commission File Number of issuing entity: 333-263473-02

Central Index Key Number of issuing entity: 0001903753

Carvana Auto Receivables Trust 2022-P2
(Exact name of issuing entity as specified in its charter)
Commission File Number of depositor: 333-263473

Central Index Key Number of depositor: 0001770373

Carvana Receivables Depositor LLC
(Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor: 0001576462

Carvana, LLC
(Exact name of sponsor as specified in its charter)

Mike McKeever, President and Chief Executive Officer, (480) 719-8809
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

87-6560932
(I.R.S. Employer Identification No.)

300 East Rio Salado Parkway, Tempe, AZ 85281
(Address, including zip code, of principal executive offices of the issuing entity)

(602) 922-9866
(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

Registered/reporting pursuant to (check one):
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒	☐
Asset Backed Notes, Class A-2	☐	☐	☒	☐
Asset Backed Notes, Class A-3	☐	☐	☒	☐
Asset Backed Notes, Class A-4	☐	☐	☒	☐
Asset Backed Notes, Class B	☐	☐	☒	☐
Asset Backed Notes, Class C	☐	☐	☒	☐
Asset Backed Notes, Class D	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and
(2) has been subject to such filing requirements for the past 90 days.    Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION
Item 1.    Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the asset pool of Carvana Auto Receivables Trust 2022-P2 (the “Issuing Entity”) for the reporting period covered by this Form 10-D (the “Reporting Period”) is set forth in the Servicer’s Certificate, attached hereto as Exhibit 99.1 and incorporated by reference into this Item 1.

No assets held by Issuing Entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the Reporting Period.

Carvana Receivables Depositor LLC (Central Index Key Number: 0001770373), as securitizer, most recently filed a Form ABS-15G on January 22, 2024, with the Securities and Exchange Commission (the “Commission”) with respect to all asset-backed securities sponsored by it.

Item 1A.    Asset-Level Information.
Asset level data for the Reporting Period is included in Exhibit 102 to the Form ABS-EE filed by the Issuing Entity with the Commission on the date hereof (the “Form ABS-EE”) and is incorporated by reference into this Item 1A.

Additional asset level information or explanatory language is included in Exhibit 103 to the Form ABS-EE and is also incorporated by reference into this Item 1A.

Item 1B.    Asset Representations Reviewer and Investor Communication.
None.

PART II – OTHER INFORMATION
Item 2.    Legal Proceedings.
None.

Item 3.    Sales of Securities and Use of Proceeds.
None.

Item 4.    Defaults Upon Senior Securities.
None.

Item 5.    [Reserved.]

Item 6.    Significant Obligors of Pool Assets.
None.

Item 7.    Change in Sponsor Interest in the Securities.
None.

Item 8.    Significant Enhancement Provider Information.
None.

Item 9.    Other Information.
None.

Item 10.    Exhibits.

Exhibit No.	Description
99.1	Servicer’s Certificate, relating to the Reporting Period.
102	Asset Data File for the Reporting Period (incorporated by reference to Exhibit 102 to the Form ABS-EE).
103	Asset Related Document for the Reporting Period (incorporated by reference to Exhibit 103 to the Form ABS-EE).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CARVANA RECEIVABLES DEPOSITOR LLC

By:	/s/ Mike McKeever
Name: Mike McKeever
President and Chief Executive Officer
Date: February 15, 2024